ANNUAL REPORT

[PHOTO OF BALANCE SCALE]

TEMPLETON GLOBAL BOND FUND

AUGUST 31, 1997

FRANKLIN TEMPLETON

[LOGO]

CELEBRATING 50 YEARS

[PHOTO OF THOMAS LATTA]
THOMAS LATTA
Portfolio Manager
Templeton Global Bond Fund

This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe.

In addition, we want to stress that all securities markets move both up and down. Mixed in with the good years can be some bad years. Accordingly, mutual fund share prices also move up and down. Every investor should expect such fluctuations, which can be wide. When markets are going down, as well as up, we encourage investors to maintain a long-term perspective. We thank you for your past support and look forward to serving your investment needs in the years ahead.

SHAREHOLDER LETTER

Your Fund's Objective: The Templeton Global Bond Fund seeks current income, with capital appreciation and growth of income, through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world. The Fund also may invest in preferred stock, common stocks which pay dividends, income-producing securities convertible into common stocks of such companies, and depository receipts.


Dear Shareholder:

We are pleased to bring you this annual report of the Templeton Global Bond Fund, which covers the 12 months ended August 31, 1997. The Fund's Class I shares delivered a one-year cumulative total return of 6.87%, as discussed in the Performance Summary on page 5, significantly outperforming the Fund's benchmark, the unmanaged Salomon Brothers World Government Bond Index, which posted a return of 0.68% for the same period.(1)

Global bond markets finished the reporting period with mixed results, after experiencing severe volatility along the way. For example, during the period, 10-year U.S. Treasury bond yields fell from almost 7% to near 6%, rose again towards 7% and then fell once more to near 6%, with each rise or fall in yield resulting in about a 7% change in bond value. This volatility was primarily due to fears of inflation and higher interest rates

(1) Source: Micropal. Index is unmanaged and includes reinvested dividends.

CONTENTS


Shareholder Letter .........  1

Performance Summaries
   Class I .................  5
   Class II ................  8
   Advisor Class ........... 10

Financial Highlights and
Statement of Investments ... 13

Financial Statements ....... 19

Notes to Financial
Statements ................. 22

Independent Auditor's
Report ..................... 26

Tax Designation ............ 27

[Pyramid Graphic]

FUND CATEGORY

Global

Growth

Growth & Income

Income

Tax-Free Income


TOTAL RETURN INDEX COMPARISON
12-Month Performance
(8/31/96-8/31/97)
Templeton Global Bond Fund-Class I(1)             6.87%
Salomon Brothers World Government Bond Index(2)   0.68%

(1) Fund performance does not include the initial sales charge and represents the change in value of an investment during the period shown. Total return assumes reinvestment of dividends and capital gains at net asset value. The historical data shown above pertains only to Class I shares of the Fund. The Fund offers other classes of shares, subject to different fees and expenses, which affect their performance. Please see the prospectus for more details. Past performance is not predictive of future results.

(2) Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

in the U.S., the appreciation of the U.S. dollar relative to most other currencies, and the struggle in Europe to establish a common currency.

Because the U.S. was experiencing a degree of economic growth historically associated with rising inflation, the U.S. Federal Reserve Board raised the federal funds rate .25%, from 5.25% to 5.5%, in March 1997. Growth then slowed modestly in the second quarter of this year before accelerating again in July.

Activity in the U.S. had a significant influence on foreign bond and currency markets. At the beginning of the reporting period, European interest rates were at relatively low levels, with many markets experiencing short-term rates considerably lower than U.S. rates. With higher rates possible in the U.S., foreign investors began purchasing U.S. dollar assets and the dollar began a long, steady appreciation against most foreign currencies. During the period, the U.S. dollar appreciated 22% against the German mark, from 1.48 to 1.81 marks to the dollar. This meant that the value of German bond holdings in the Fund declined by 22% in U.S.-dollar terms.

However, the decline in many foreign currencies relative to the U.S. dollar was not exclusively the result of events in the United States. Domestic conditions in Europe, particularly events surrounding the formation of a common European currency, also were contributing factors. In attempting to meet requirements for membership in the European Monetary Union, the French, Italian, and Spanish governments cut their budgets aggressively, leading to declines in European interest rates and depreciation of most European currencies relative to the U.S. dollar. Although prospects for a common currency generally improved during the period under review, a sense of heightened uncertainty remained, and many European currencies experienced significant volatility as the process unfolded.

Responding to the appreciation of the U.S. dollar, we reduced the Fund's holdings in European bonds by selling modest amounts of assets from Denmark, Italy, Spain, and the United Kingdom. At the beginning of the reporting period, the Fund had invested 41% of its total net assets in European holdings; by the end, this was down to 35%. We invested much of the proceeds from the sale of our European holdings in U.S. Treasury securities. We also shifted assets out of other U.S. dollar-denominated holdings, such as Australia, into U.S. assets. During the period, our holdings of U.S. securities grew from 29.2% to 33.4% of total net assets. In seeking to preserve the value of our remaining European bond holdings, we increased the use of currency hedges during the period. Finally, in reaction to increasing global economic growth, we reduced the Fund's interest-rate sensitivity by shortening the portfolio's average maturity from
5.2 years at the beginning of the period to 4.3 years at the end of the period.

In our opinion, the greatest risk to bond values is expanding economic growth, not only in the U.S., but also in Japan, Europe, and emerging markets. Should this trend continue, we believe global bond markets could become more volatile over the intermediate term because such growth could increase the risk that certain key resources, particularly labor, may become scarce, leading to wage and price increases. Because central banks generally raise interest rates in an effort to slow growth to a non-inflationary level, this scenario could result in increasing interest rates and declining bond prices. However, controlled rises in interest rates before inflation occurs could lead to greater long-term global financial stability.

Regarding global currencies, we believe that the U.S. dollar's fundamentals at the end of the reporting period continued to support its value against currencies of most European countries experiencing high labor costs and high unemployment. Should

[PIE GRAPHIC]

GEOGRAPHIC DISTRIBUTION OF ISSUERS OF SECURITIES
Based on Total Net Assets 8/31/97
Europe                        34.8%
United States                 33.4%
Canada                         8.1%
Latin America                  6.5%
Australia & New Zealand        4.0%
Asia                           2.5%
Short-Term Obligations
  & Other Net Assets          10.7%

PORTFOLIO BREAKDOWN
Based on Total Net Assets
8/31/97

 Government Bonds              81.4%
 Corporate Bonds                5.2%
 Common Stocks                  1.7%
 Preferred Stocks               1.0%
 Short-Term Obligations
   & Other Net Assets          10.7%

For a complete list of portfolio holdings, please see page 16 of this report. Short-Term Obligations & Other Net Assets includes a 0.3% unrealized gain on forward exchange contracts.

this situation continue, we would expect to maintain our emphasis on U.S. dollar-denominated assets.

This discussion reflects the strategies we employed for the Fund during the 12 months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions, and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of August 31, 1997, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

It is important to remember that there are special risks involved with global investing related to market, currency, economic, social, political, and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of developing markets.

We thank you for your participation in the Templeton Global Bond Fund and look forward to serving your investment needs in the months and years to come.

Sincerely,


/s/ Thomas Latta

Thomas Latta
Portfolio Manager
Templeton Global Bond Fund

PERFORMANCE SUMMARY


CLASS I

The Templeton Global Bond Fund Class I shares reported a cumulative total return of 6.87% for the 12-month period ended August 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the maximum 4.25% initial sales charge. While we expect market volatility in the short term, we have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 7, the Fund delivered a cumulative total return of 136.98% since its inception on September 18, 1986.

During the reporting period, the price of the Fund's Class I shares increased
6.0 cents ($0.06), from $9.76 on August 31, 1996, to $9.82 on August 31, 1997, and shareholders received distributions of 60.0 cents ($0.60) per share in dividend income. Distributions will vary depending on income earned by the Fund and any profits realized from sales of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 6 compares the performance of the Fund's Class I shares over a ten-year period with that of the unmanaged Salomon Brothers World Government Bond Index and the Consumer Price Index (CPI), a commonly used measure of inflation.


Past performance is not predictive of future results.

Please remember that the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

CLASS 1
Total Return Comparison
$10,000 Investment (8/31/87 - 8/31/97)

[GRAPH]

         ADVISOR CLASS
           TOTAL VALUE                 SB WGB                     CPI
----------------------     --------------------      ---------------------
 8/31/87       10,000                  10,000                      $10,000
 9/30/87        9,857      -2.81%       9,719        0.52%         $10,049
10/30/87        9,628       6.73%      10,373        0.26%         $10,075
11/30/87        9,782       3.47%      10,733        0.09%         $10,089
12/31/87       10,006       4.29%      11,193        0.00%         $10,088
 1/31/88       10,056      -0.54%      11,133        0.26%         $10,113
 2/29/88       10,204       0.87%      11,230        0.26%         $10,139
 3/31/88       10,334       1.79%      11,431        0.43%         $10,183
 4/30/88       10,324      -0.49%      11,375        0.52%         $10,235
 5/31/88       10,324      -0.94%      11,268        0.34%         $10,271
 6/30/88       10,293      -2.18%      11,022        0.43%         $10,315
 7/31/88       10,313      -0.61%      10,955        0.42%         $10,357
 8/31/88       10,225      -1.12%      10,832        0.42%         $10,401
 9/30/88       10,401       2.58%      11,112        0.67%         $10,472
10/31/88       10,651       4.62%      11,625        0.33%         $10,506
11/30/88       10,782       1.53%      11,803        0.08%         $10,516
12/31/88       10,714      -1.02%      11,683        0.17%         $10,533
 1/31/89       10,932      -1.46%      11,512        0.50%         $10,586
 2/28/89       10,798       0.07%      11,520        0.41%         $10,628
 3/31/89       10,852      -1.39%      11,360        0.58%         $10,689
 4/30/89       10,971       1.32%      11,510        0.65%         $10,760
 5/31/89       10,916      -2.11%      11,267        0.57%         $10,821
 6/30/89       11,026       2.01%      11,494        0.24%         $10,848
 7/31/89       11,365       4.55%      12,017        0.24%         $10,874
 8/31/89       11,388      -3.36%      11,613        0.16%         $10,892
 9/30/89       11,467       1.90%      11,833        0.32%         $10,926
10/31/89       11,490       0.84%      11,933        0.48%         $10,979
11/30/89       11,501       0.91%      12,041        0.24%         $11,004
12/31/89       11,629       1.22%      12,188        0.16%         $11,022
 1/31/90       11,494      -1.32%      12,027        1.03%         $11,126
 2/28/90       11,453      -1.54%      11,842        0.47%         $11,170
 3/31/90       11,429      -0.99%      11,725        0.55%         $11,213
 4/30/90       11,369      -0.31%      11,689        0.16%         $11,248
 5/31/90       11,677       3.32%      12,077        0.23%         $11,266
 6/30/90       11,939       1.83%      12,298        0.54%         $11,335
 7/31/90       12,325       3.13%      12,683        0.38%         $11,388
 8/31/90       12,368      -0.78%      12,584        0.92%         $11,484
 9/30/90       12,375       1.12%      12,725        0.84%         $11,562
10/31/90       12,556       4.46%      13,292        0.60%         $11,641
11/30/90       12,663       1.66%      13,513        0.22%         $11,667
12/31/90       12,779       0.99%      13,647        0.00%         $11,710
 1/31/91       13,018       2.50%      13,988        0.60%         $11,781
 2/28/91       13,115       0.03%      13,992        0.15%         $11,798
 3/31/91       12,819      -3.63%      13,484        0.15%         $11,816
 4/30/91       13,057       1.54%      13,692        0.15%         $11,833
 5/31/91       13,150      -0.13%      13,674        0.30%         $11,867
 6/30/91       13,017      -1.05%      13,530        0.29%         $11,904
 7/31/91       13,139       2.14%      13,820        0.15%         $11,921
 8/31/91       13,411       1.94%      14,088        0.29%         $11,956
 9/30/91       13,904       3.91%      14,639        0.44%         $12,009
10/31/91       14,097       1.05%      14,793        0.15%         $12,026
11/30/91       14,097       1.56%      15,023        0.29%         $12,061
12/31/91       14,684       5.20%      15,805        0.07%         $12,070
 1/31/92       14,416      -1.78%      15,523        0.15%         $12,087
 2/29/92       14,332      -0.56%      15,436        0.36%         $12,131
 3/31/92       14,247      -1.06%      15,273        0.51%         $12,192
 4/30/92       14,419       0.72%      15,383        0.14%         $12,210
 5/31/92       14,839       3.07%      15,855        0.14%         $12,227
 6/30/92       15,276       2.80%      16,299        0.36%         $12,271
 7/31/92       15,643       2.33%      16,679        0.21%         $12,298
 8/31/92       15,672       2.80%      17,146        0.28%         $12,332
 9/30/92       15,063       1.00%      17,317        0.28%         $12,367
10/31/92       15,212      -2.72%      16,846        0.35%         $12,411
11/30/92       15,061      -1.59%      16,578        0.14%         $12,428
12/31/92       15,141       0.60%      16,678       -0.07%         $12,420
 1/31/93       15,251       1.74%      16,968        0.49%         $12,482
 2/28/93       15,537       1.97%      17,302        0.35%         $12,525
 3/31/93       15,824       1.54%      17,569        0.35%         $12,570
 4/30/93       16,111       2.11%      17,939        0.28%         $12,604
 5/31/93       16,209       1.00%      18,119        0.14%         $12,622
 6/30/93       16,096      -0.21%      18,081        0.14%         $12,639
 7/31/93       16,194       0.28%      18,131        0.00%         $12,639
 8/31/93       16,457       3.01%      18,677        0.28%         $12,674
 9/30/93       16,408       1.19%      18,899        0.21%         $12,700
10/31/93       16,657      -0.17%      18,867        0.41%         $12,753
11/30/93       16,338      -0.71%      18,733        0.07%         $12,762
12/31/93       16,708       0.85%      18,892        0.00%         $12,761
 1/31/94       17,166       0.80%      19,044        0.27%         $12,797
 2/28/94       16,740      -0.65%      18,920        0.34%         $12,841
 3/31/94       16,122      -0.14%      18,893        0.34%         $12,885
 4/30/94       16,070       0.11%      18,914        0.14%         $12,903
 5/31/94       15,983      -0.88%      18,748        0.07%         $12,911
 6/30/94       15,738       1.44%      19,018        0.34%         $12,955
 7/31/94       15,932       0.80%      19,170        0.27%         $12,989
 8/31/94       16,091      -0.35%      19,103        0.40%         $13,042
 9/30/94       16,038       0.72%      19,240        0.27%         $13,077
10/31/94       16,217       1.60%      19,548        0.07%         $13,086
11/30/94       16,110      -1.38%      19,278        0.13%         $13,104
12/31/94       16,110       0.28%      19,332        0.00%         $13,104
 1/31/95       16,146       2.10%      19,738        0.40%         $13,155
 2/28/95       16,404       2.56%      20,243        0.40%         $13,208
 3/31/95       16,534       5.94%      21,446        0.33%         $13,252
 4/30/95       16,295       1.85%      21,843        0.33%         $13,296
 5/31/95       17,468       2.82%      22,459        0.20%         $13,322
 6/30/95       17,505       0.59%      22,591        0.20%         $13,348
 7/31/95       17,694       0.24%      22,645        0.00%         $13,348
 8/31/95       17,790      -3.44%      21,866        0.26%         $13,384
 9/30/95       18,134       2.23%      22,354        0.20%         $13,409
10/31/95       18,460       0.74%      22,519        0.33%         $13,454
11/30/95       18,634       1.13%      22,774       -0.07%         $13,453
12/31/95       19,043       1.05%      23,013       -0.07%         $13,444
 1/31/96       19,121      -1.23%      22,730        0.59%         $13,523
 2/29/96       18,983      -0.51%      22,614        0.32%         $13,567
 3/31/96       19,023      -0.14%      22,582        0.52%         $13,637
 4/30/96       19,121      -0.40%      22,492        0.39%         $13,689
 5/31/96       19,241       0.02%      22,497        0.19%         $13,715
 6/30/96       19,502       0.79%      22,674        0.06%         $13,724
 7/31/96       19,562       1.92%      23,110        0.19%         $13,750
 8/31/96       19,824       0.39%      23,200        0.19%         $13,777
 9/30/96       20,130       0.41%      23,295        0.32%         $13,821
10/31/96       20,600       1.87%      23,730        0.32%         $13,864
11/30/96       21,134       1.32%      24,044        0.19%         $13,891
12/31/96       21,176      -0.81%      23,849        0.00%         $13,891
 1/31/97       20,910      -2.67%      23,212        0.32%         $13,935
 2/28/97       20,851      -0.75%      23,038        0.31%         $13,976
 3/31/97       20,666      -0.76%      22,863        0.25%         $14,018
 4/30/97       20,712      -0.88%      22,662        0.13%         $14,032
 5/30/97       20,886       2.72%      23,278       -0.06%         $14,018
 6/30/97       21,126       1.19%      23,555        0.12%         $14,032
 7/31/97       21,215      -0.78%      23,371        0.12%         $14,046
 8/31/97       21,219      -0.06%      23,357        0.19%         $14,074

TOTAL VALUE   112.19%                 133.57%                       40.74%

For a complete list of portfolio holdings, please see page 16 of this report. Short-Term Obligations & Other Net Assets includes a 0.3% unrealized gain on forward exchange contracts.

THE HISTORICAL PERFORMANCE DATA SHOWN PERTAINS ONLY TO THE FUND'S CLASS I SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. PLEASE SEE THE PROSPECTUS FOR MORE DETAILS.

*Performance figures represent the change in value of an investment over the periods shown, and have been restated to include the current maximum 4.25% initial sales charge, assuming reinvestment of dividends and capital gains at net asset value. Prior to July 1, 1994, Fund shares were offered at a higher initial sales charge, and on January 1, 1993, the Fund implemented a Rule 12b-1 plan. Such expenses will affect subsequent performance. This was a period of generally rising security prices.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

***Source: U.S. Bureau of Labor Statistics (9/30/97).


Past performance is not predictive of future results.

TEMPLETON GLOBAL BOND FUND
CLASS I
Periods ended 8/31/97

                                                                                  SINCE
                                                                                INCEPTION
                                        1-YEAR      5-YEAR       10-YEAR        (9/18/86)
                                        ------      ------       -------        ---------
 Cumulative Total Return(1)               6.87%      35.32%       111.87%        136.98%
 Average Annual Total Return(2)           2.36%       5.32%         7.33%          7.76%
 Value of $10,000 Investment(3)        $10,236     $12,957       $20,287        $22,691


(1) Cumulative total returns represent the change in value of an investment over the indicated periods, and do not include the sales charge. See Note below.

(2) Average annual total returns represent the average annual change in value of an investment over the indicated periods, and include the current maximum 4.25% initial sales charge. See Note below.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include the current maximum 4.25% initial sales charge.

Note: Prior to July 1, 1994, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

All calculations assume reinvestment of dividends and capital gains, if any, at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates in countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

CLASS II

The Templeton Global Bond Fund Class II shares reported a cumulative total return of 6.44% for the 12-month period ended August 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

During the reporting period, the price of the Fund's Class II shares increased
6.0 cents ($0.06), from $9.77 on August 31, 1996, to $9.83 on August 31, 1997.
During this time, shareholders received distributions of 56.05 cents ($0.5605) per share in dividend income. Distributions will vary depending on income earned by the Fund and any profits realized from sales of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 9 compares the performance of the Fund's Class II shares since their inception with that of the unmanaged Salomon Brothers World Government Bond Index and the Consumer Price Index (CPI), a commonly used measure of inflation. Please remember that the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



Past performance is not predictive of future results.

[GRAPH]

Inception: 5/1/95

             TOTAL VALUE                   SB WGB                         CPI
------------------------     --------------------      ----------------------
  5/1/95          9,902                    10,000                      10,000
 5/31/95          10,209       2.82%       10,282       0.20%          10,020
 6/30/95          10,229       0.59%       10,343       0.20%          10,040
 7/31/95          10,337       0.24%       10,367       0.00%          10,039
 8/31/95          10,377      -3.44%       10,011       0.27%          10,067
 9/30/95          10,585       2.23%       10,234       0.19%          10,086
10/31/95          10,772       0.74%       10,310       0.33%          10,119
11/30/95          10,869       1.13%       10,426      -0.01%          10,118
12/31/95          11,103       1.05%       10,536      -0.07%          10,111
 1/31/96          11,156      -1.23%       10,406       0.59%          10,171
 2/29/96          11,084      -0.51%       10,353       0.32%          10,204
 3/31/96          11,103      -0.14%       10,339       0.52%          10,256
 4/30/96          11,145      -0.40%       10,297       0.38%          10,296
 5/31/96          11,199       0.02%       10,299       0.19%          10,316
 6/30/96          11,347       0.79%       10,381       0.06%          10,322
 7/31/96          11,379       1.92%       10,580       0.19%          10,342
 8/31/96          11,539       0.39%       10,621       0.19%          10,362
 9/30/96          11,700       0.41%       10,665       0.32%          10,395
10/31/96          11,982       1.87%       10,864       0.32%          10,428
11/29/96          12,288       1.32%       11,008       0.19%          10,448
12/31/96          12,308      -0.81%       10,919       0.00%          10,448
 1/31/97          12,147      -2.67%       10,627       0.31%          10,480
 2/28/97          12,094      -0.75%       10,547       0.30%          10,512
 3/31/97          11,981      -0.76%       10,467       0.30%          10,544
 4/30/97          12,014      -0.88%       10,375       0.10%          10,554
 5/30/97          12,095       2.72%       10,657      -0.10%          10,543
 6/30/97          12,239       1.19%       10,784       0.10%          10,554
 7/31/97          12,285      -0.78%       10,700       0.10%          10,564
  Aug-97          12,282      -0.06%       10,693       0.20%          10,586
TOTAL RETURN      22.82%                    6.93%                       5.86%


THE HISTORICAL PERFORMANCE DATA SHOWN PERTAINS ONLY TO THE FUND'S CLASS II SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. PLEASE SEE THE PROSPECTUS FOR MORE DETAILS.

*Performance figures represent the change in value of an investment over the periods shown and include all sales charges, assuming reinvestment of dividends and capital gains at net asset value. This was a period of generally rising security prices.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

***Source: U.S. Bureau of Labor Statistics (9/30/97).


TEMPLETON GLOBAL BOND FUND
CLASS II
Periods ended 8/31/97

                                                         SINCE
                                                       INCEPTION
                                       1-YEAR           (5/1/95)
                                       ------           --------
 Cumulative Total Return(1)              6.44%            24.31%
 Average Annual Total Return(2)          4.37%             9.30%
 Value of $10,000 Investment(3)       $10,437           $12,307


(1) Cumulative total returns represent the change in value of an investment over the indicated periods, and do not include the sales charges.

(2) Average annual total returns represent the average annual change in value of an investment over the indicated periods. They include the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include all sales charges.

All calculations assume reinvestment of dividends and capital gains, if any, at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates in countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

ADVISOR CLASS

Templeton Global Bond Fund Advisor Class shares produced a cumulative total return of 0.80% for the period from January 2, 1997 (commencement of sales) through August 31, 1997. The price of the Fund's shares decreased 34 cents ($0.34) from $10.16 to $9.82 over the same period.

During this time, shareholders received distributions of 41.59 cents ($0.4159) per share in dividend income. Distributions will vary depending on income earned by the Fund and any profits realized from the sales of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 11 compares the performance of the Fund's Advisor Class shares over a ten-year period with that of the unmanaged Salomon Brothers World Government Bond Index and the Consumer Price Index (CPI), a commonly used measure of inflation. For periods prior to January 2, 1997, the Fund performance is that of the Fund's Class I shares, excluding the initial sales charge, but including Class I expenses. Please remember that the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, includes no management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


Past performance is not predictive of future results.

ADVISOR CLASS
Total Return Comparison
$10,000 Investment (8/31/87 - 8/31/97)

[GRAPH]

             TOTAL VALUE                   SB WGB                         CPI
------------------------     --------------------      ----------------------
 8/31/87           9,573                   10,000                     $10,000
 9/30/87           9,436      -2.81%        9,719       0.52%         $10,049
10/30/87           9,217       6.73%       10,373       0.26%         $10,075
11/30/87           9,364       3.47%       10,733       0.09%         $10,089
12/31/87           9,579       4.29%       11,193       0.00%         $10,088
 1/29/88           9,626      -0.54%       11,133       0.26%         $10,113
 2/29/88           9,768       0.87%       11,230       0.26%         $10,139
 3/31/88           9,892       1.79%       11,431       0.43%         $10,183
 4/29/88           9,883      -0.49%       11,375       0.52%         $10,235
 5/31/88           9,883      -0.94%       11,268       0.34%         $10,271
 6/30/88           9,853      -2.18%       11,022       0.43%         $10,315
 7/29/88           9,872      -0.61%       10,955       0.42%         $10,357
 8/31/88           9,788      -1.12%       10,832       0.42%         $10,401
 9/30/88           9,957       2.58%       11,112       0.67%         $10,472
10/31/88          10,196       4.62%       11,625       0.33%         $10,506
11/30/88          10,322       1.53%       11,803       0.08%         $10,516
12/30/88          10,256      -1.02%       11,683       0.17%         $10,533
 1/31/89          10,465      -1.46%       11,512       0.50%         $10,586
 2/28/89          10,337       0.07%       11,520       0.41%         $10,628
 3/31/89          10,388      -1.39%       11,360       0.58%         $10,689
 4/28/89          10,502       1.32%       11,510       0.65%         $10,760
 5/31/89          10,450      -2.11%       11,267       0.57%         $10,821
 6/30/89          10,555       2.01%       11,494       0.24%         $10,848
 7/31/89          10,880       4.55%       12,017       0.24%         $10,874
 8/31/89          10,901      -3.36%       11,613       0.16%         $10,892
 9/29/89          10,977       1.90%       11,833       0.32%         $10,926
10/31/89          10,999       0.84%       11,933       0.48%         $10,979
11/30/89          11,010       0.91%       12,041       0.24%         $11,004
12/29/89          11,132       1.22%       12,188       0.16%         $11.022
 1/31/90          11,003      -1.32%       12,027       1.03%         $11,126
 2/28/90          10,964      -1.54%       11,842       0.47%         $11,170
 3/30/90          10,941      -0.99%       11,725       0.55%         $11,213
 4/30/90          10,883      -0.31%       11,689       0.16%         $11,248
 5/31/90          11,178       3.32%       12,077       0.23%         $11,266
 6/29/90          11,429       1.83%       12,298       0.54%         $11,335
 7/31/90          11,799       3.13%       12,683       0.38%         $11,388
 8/31/90          11,840      -0.78%       12,584       0.92%         $11,484
 9/28/90          11,846       1.12%       12,725       0.84%         $11,562
10/31/90          12,020       4.46%       13,292       0.60%         $11,641
11/30/90          12,122       1.66%       13,513       0.22%         $11,667
12/31/90          12,233       0.99%       13,647       0.00%         $11,710
 1/31/91          12,462       2.50%       13,988       0.60%         $11,781
 2/28/91          12,554       0.03%       13,992       0.15%         $11,798
 3/29/91          12,271      -3.63%       13,484       0.15%         $11,816
 4/30/91          12,499       1.54%       13,692       0.15%         $11,833
 5/31/91          12,588      -0.13%       13,674       0.30%         $11,867
 6/28/91          12,461      -1.05%       13,530       0.29%         $11,904
 7/31/91          12,577       2.14%       13,820       0.15%         $11,921
 8/30/91          12,838       1.94%       14,088       0.29%         $11,956
 9/30/91          13,310       3.91%       14,639       0.44%         $12,009
10/31/91          13,495       1.05%       14,793       0.15%         $12,026
11/29/91          13,494       1.56%       15,023       0.29%         $12,061
12/31/91          14,056       5.20%       15,805       0.07%         $12,070
 1/31/92          13,800      -1.78%       15,523       0.15%         $12,087
 2/28/92          13,719      -0.56%       15,436       0.36%         $12,131
 3/31/91          13,638      -1.06%       15,273       0.51%         $12,192
 4/30/92          13,803       0.72%       15,383       0.14%         $12,210
 5/29/92          14,205       3.07%       15,855       0.14%         $12,227
 6/30/92          14,623       2.80%       16,299       0.36%         $12,271
 7/31/92          14,975       2.33%       16,679       0.21%         $12,298
 8/31/92          15,002       2.80%       17,146       0.28%         $12,332
 9/30/92          14,419       1.00%       17,317       0.28%         $12,367
10/30/92          14,562      -2.72%       16,846       0.35%         $12,411
11/30/92          14,418      -1.59%       16,578       0.14%         $12,428
12/31/92          14,494       0.60%       16,678      -0.07%         $12,420
 1/29/93          14,600       1.74%       16,968       0.49%         $12,482
 2/26/93          14,873       1.97%       17,302       0.35%         $12,525
 3/31/93          15,148       1.54%       17,569       0.35%         $12,570
 4/30/93          15,423       2.11%       17,939       0.28%         $12,604
 5/31/93          15,516       1.00%       18,119       0.14%         $12,622
 6/30/93          15,408      -0.21%       18,081       0.14%         $12,639
 7/30/93          15,502       0.28%       18,131       0.00%         $12,639
 8/31/93          15,754       3.01%       18,677       0.28%         $12,674
 9/30/93          15,707       1.19%       18,899       0.21%         $12,700
10/29/93          15,945      -0.17%       18,867       0.41%         $12,753
11/30/93          15,640      -0.71%       18,733       0.07%         $12,762
12/31/93          15,994       0.85%       18,892       0.00%         $12,761
 1/31/94          16,433       0.80%       19,044       0.27%         $12,797
 2/28/94          16,025      -0.65%       18,920       0.34%         $12,841
 3/31/94          15,433      -0.14%       18,893       0.34%         $12,885
 4/29/94          15,384       0.11%       18,914       0.14%         $12,903
 5/31/94          15,300      -0.88%       18,748       0.07%         $12,911
 6/30/94          15,066       1.44%       19,018       0.34%         $12,955
 7/29/94          15,251       0.80%       19,170       0.27%         $12,989
 8/31/94          15,404      -0.35%       19,103       0.40%         $13,042
 9/30/94          15,353       0.72%       19,240       0.27%         $13,077
10/31/94          15,525       1.60%       19,548       0.07%         $13,086
11/30/94          15,421      -1.38%       19,278       0.13%         $13,104
12/30/94          15,421       0.28%       19,332       0.00%         $13,104
 1/31/95          15,456       2.10%       19,738       0.40%         $13,155
 2/28/95          15,703       2.56%       20,243       0.40%         $13,208
 3/31/95          15,828       5.94%       21,446       0.33%         $13,252
 4/28/95          16,201       1.85%       21,843       0.33%         $13,296
 5/31/95          16,722       2.82%       22,459       0.20%         $13,322
 6/30/95          16,757       0.59%       22,591       0.20%         $13,348
 7/31/95          16,938       0.24%       22,645       0.00%         $13,348
 8/31/95          17,030      -3.44%       21,866       0.26%         $13,384
 9/29/95          17,359       2.23%       22,354       0.20%         $13,409
10/31/95          17,672       0.74%       22,519       0.33%         $13,454
11/30/95          17,838       1.13%       22,774      -0.07%         $13,453
12/29/95          18,229       1.05%       23,013      -0.07%         $13,444
 1/31/96          18,304      -1.23%       22,730       0.59%         $13,523
 2/29/96          18,172      -0.51%       22,614       0.32%         $13,567
 3/29/96          18,210      -0.14%       22,582       0.52%         $13,637
 4/30/96          18,304      -0.40%       22,492       0.39%         $13,689
 5/31/96          18,419       0.02%       22,497       0.19%         $13,715
 6/28/96          18,669       0.79%       22,674       0.06%         $13,724
 7/31/96          18,726       1.92%       23,110       0.19%         $13,750
 8/30/96          18,977       0.39%       23,200       0.19%         $13,777
 9/30/96          19,270       0.41%       23,295       0.32%         $13,821
10/31/96          19,720       1.87%       23,730       0.32%         $13,864
11/29/96          20,231       1.32%       24,044       0.19%         $13,891
12/31/96          20,271      -0.81%       23,849       0.00%         $13,891
 1/31/97          20,013      -2.67%       23,212       0.32%         $13,935
 2/28/97          19,952      -0.75%       23,038       0.31%         $13,976
 3/31/97          19,772      -0.76%       22,863       0.25%         $14,018
 4/30/97          19,813      -0.88%       22,662       0.13%         $14,032
 5/30/97          19,954       2.72%       23,278      -0.06%         $14,018
 6/30/97          20,219       1.19%       23,555       0.12%         $14,032
 7/31/97          20,300       -0.78       23,371       0.12%         $14,046
 8/29/97          20,280       -0.06       23,357       0.19%         $14,074
TOTAL RETURN      102.80%                  133.57%                      40.74%

                                                                                     SINCE
                                                                                   INCEPTION
                                                                                  OF THE FUND
                                       1-YEAR            5-YEAR       10-YEAR      (9/18/86)
                                       ------            ------       -------      ---------
 Average Annual Total Return****        7.04%            6.25%         7.81%         8.21%


THE HISTORICAL PERFORMANCE DATA SHOWN PERTAINS ONLY TO THE FUND'S ADVISOR CLASS SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. PLEASE SEE THE PROSPECTUS FOR MORE DETAILS.

*Performance figures represent the change in value of an investment over the periods shown, assuming reinvestment of dividends and capital gains at net asset value. Effective January 2, 1997, the Fund began offering Advisor Class shares to certain eligible investors as described in its prospectus. This share class does not have sales charges or Rule 12b-1 plans. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I maximum initial sales charge, but including the effect of the Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance including the deduction of all fees and expenses applicable only to that class. This was a period of generally rising security prices.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

***Source: U.S. Bureau of Labor Statistics (9/30/97).

****Please see table on page 12.


Past performance is not predictive of future results.

TEMPLETON GLOBAL BOND FUND
ADVISOR CLASS
Periods Ended 8/31/97

                                                                                        SINCE
                                                                                     INCEPTION OF
                                                                                       THE FUND
                                                1-YEAR      5-YEAR        10-YEAR      (9/18/86)
                                                ------      ------        -------      ---------
 Cumulative Total Return(1)                       7.04%      35.53%        112.21%      137.36%
 Average Annual Total Return(1)                   7.04%       6.25%          7.81%        8.21%
 Value of $10,000 Investment(2)                $10,704     $13,540        $21,219      $23,735


Effective January 2, 1997, the Fund began offering Advisor Class shares to certain eligible investors as described in its prospectus. This share class does not have sales charges or Rule 12b-1 plans. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I maximum initial sales charge, but including the effect of the Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including deduction of all charges and fees applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 0.80%.

(1) Cumulative total returns represent the change in value of an investment over the indicated periods. Average annual total returns represent the average annual change in value of an investment over the indicated periods.

(2) These figures represent the value of a hypothetical $10,000 investment in the Fund over the specified periods.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates in countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

TEMPLETON GLOBAL BOND FUND
Financial Highlights

                                                                                      CLASS I
                                                        --------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                        --------------------------------------------------------------------
                                                              1997          1996          1995         1994+          1993
                                                        --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...................          $9.76         $9.32         $9.05         $9.96        $10.55
                                                        --------------------------------------------------------------------
Income from investment operations:
 Net investment income...............................            .63           .69           .73           .72           .82
 Net realized and unrealized gains (losses)..........            .03           .35           .17          (.91)         (.35)
                                                        --------------------------------------------------------------------
Total from investment operations.....................            .66          1.04           .90          (.19)          .47
                                                        --------------------------------------------------------------------
Less distributions:
 Dividends from net investment income................           (.60)         (.58)         (.54)         (.53)         (.76)
 Distributions from net realized gains...............             --            --            --          (.07)         (.30)
 Tax basis return of capital.........................             --          (.02)         (.09)         (.12)           --
                                                        --------------------------------------------------------------------
Total distributions..................................           (.60)         (.60)         (.63)         (.72)        (1.06)
                                                        --------------------------------------------------------------------
Net asset value, end of year.........................          $9.82         $9.76         $9.32         $9.05        $ 9.96
                                                        ====================================================================
Total return*........................................          6.87%        11.44%        10.43%       (2.01)%         5.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)......................       $198,131      $185,596      $191,301      $205,482      $206,667
Ratios to average net assets:
 Expenses............................................          1.15%         1.13%         1.18%         1.18%         1.01%
 Net investment income...............................          6.41%         7.09%         7.99%         7.50%         8.45%
Portfolio turnover rate..............................        166.69%       109.40%       101.12%       139.23%       266.93%

*Total return does not reflect sales commissions.
+Based on weighted average shares outstanding.

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                              CLASS II
                                                                           -----------------------------------------------
                                                                                        YEAR ENDED AUGUST 31,
                                                                           -----------------------------------------------
                                                                                 1997          1996             1995+
                                                                           -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year......................................          $9.77         $9.31             $9.05
                                                                           -----------------------------------------------
Income from investment operations:
 Net investment income..................................................            .57           .61               .21
 Net realized and unrealized gains......................................            .05           .41               .24
                                                                           -----------------------------------------------
Total from investment operations........................................            .62          1.02               .45
                                                                           -----------------------------------------------
Less distributions:
 Dividends from net investment income...................................           (.56)         (.54)             (.15)
 Tax basis return of capital............................................             --          (.02)             (.04)
                                                                           -----------------------------------------------
Total distributions.....................................................           (.56)         (.56)             (.19)
                                                                           -----------------------------------------------
Net asset value, end of year............................................          $9.83         $9.77             $9.31
                                                                           ===============================================
Total return*...........................................................          6.44%        11.20%             5.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........................................        $16,629        $6,563            $2,043
Ratios to average net assets:
 Expenses...............................................................          1.54%         1.56%             1.57%**
 Net investment income..................................................          5.96%         6.69%             7.47%**
Portfolio turnover rate.................................................        166.69%       109.40%           101.12%

*Total return does not reflect sales commissions or contingent deferred sales charge and is not annualized.
**Annualized
+For the period May 1, 1995 (effective date) to August 31, 1995.

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                                   ADVISOR CLASS
                                                                                                   --------------
                                                                                                       1997+
                                                                                                   --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period.............................................................       $10.16
                                                                                                       -------
Income from investment operations:
 Net investment income...........................................................................          .42
 Net realized and unrealized (loss)..............................................................         (.34)
                                                                                                       -------
Total from investment operations.................................................................          .08
                                                                                                       -------
Less distributions:
 Dividends from net investment income............................................................         (.42)
                                                                                                       -------
Net asset value, end of period...................................................................       $ 9.82
                                                                                                   ==============
Total return*....................................................................................        0.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)................................................................      $12,742
Ratios to average net assets:
 Expenses........................................................................................        0.88%**
 Net investment income...........................................................................        6.76%**
Portfolio turnover rate..........................................................................      166.69%

*Total return is not annualized.
**Annualized
+For the period January 2, 1997 (effective date) to August 31, 1997.

                       See notes to financial statements.

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997

                                                                                  PRINCIPAL
                                                                                   AMOUNT*                 VALUE
--------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 89.3%
ARGENTINA 2.6%
Perez Companc SA, 144A, 8.125%, 7/15/07................................        $     5,000,000          $  4,996,874
Republic of Argentina, 8.375%, 12/20/03................................                940,000               932,950
                                                                                                        ------------
                                                                                                           5,929,824
                                                                                                        ------------
AUSTRALIA 4.0%
Government of Australia, 10.00%, 10/15/02..............................             10,611,000  AUD        9,148,563
                                                                                                        ------------
CANADA 8.1%
Government of Canada,
  10.50%, 7/01/00......................................................             10,600,000  CAD        8,721,036
  10.50%, 3/01/01......................................................              6,235,000  CAD        5,242,771
  10.00%, 5/01/02......................................................              5,135,000  CAD        4,381,958
                                                                                                        ------------
                                                                                                          18,345,765
                                                                                                        ------------
CHILE 1.8%
Compania Sud Americana de Vapores SA,
  7.375%, 12/08/03.....................................................              1,500,000             1,511,250
  7.375%, 12/08/03.....................................................              2,500,000             2,518,750
                                                                                                        ------------
                                                                                                           4,030,000
                                                                                                        ------------
COLOMBIA 1.1%
Republic of Colombia, 7.25%, 2/23/04...................................              2,500,000             2,421,875
                                                                                                        ------------
DENMARK 3.8%
Government of Denmark, 8.00%, 5/15/03..................................             18,495,000  DKK        3,016,018
Kingdom of Denmark, 9.00%, 11/15/00....................................             35,140,000  DKK        5,722,176
                                                                                                        ------------
                                                                                                           8,738,194
                                                                                                        ------------
GERMANY 7.8%
Federal Republic of Germany,
  8.00%, 7/22/02.......................................................              8,605,000  DEM        5,399,393
  7.75%, 2/21/00 Bundesrep.............................................             20,705,000  DEM       12,412,678
                                                                                                        ------------
                                                                                                          17,812,071
                                                                                                        ------------
HONG KONG 0.9%
PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00, conv............              2,250,000             2,092,500
                                                                                                        ------------
INDIA 0.3%
Essar Gujarat Ltd., 144A, 8.498%, 7/15/99, FRN.........................                775,000               747,875
                                                                                                        ------------
INDONESIA 0.9%
PT Astra International, 9.75%, 4/29/01.................................              2,000,000             2,130,000
                                                                                                        ------------
ITALY 8.2%
Buoni Poliennali Del Tes,
  12.00%, 1/17/99......................................................          2,900,000,000  ITL        1,753,354
  10.50%, 11/01/00.....................................................          3,530,000,000  ITL        2,233,431
  10.00%, 8/01/03......................................................          9,460,000,000  ITL        6,248,439
  7.75%, 11/01/06......................................................          3,450,000,000  ITL        2,089,014
Government of Italy, 10.50%, 7/15/00...................................         10,205,000,000  ITL        6,402,945
                                                                                                        ------------
                                                                                                          18,727,183
                                                                                                        ------------

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997 (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT*                 VALUE
--------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
SOUTH KOREA 0.4%
Pohang Iron & Steel, 6.625%, 7/01/03...................................        $     1,000,000          $    972,898
                                                                                                        ------------
SPAIN 6.8%
Government of Spain,
  12.25%, 3/25/00......................................................            952,710,000  ESP        7,269,399
  10.10%, 2/28/01......................................................            522,900,000  ESP        3,932,213
  10.90%, 8/30/03......................................................            237,560,000  ESP        1,945,586
Santander Finance Ltd., B, pfd.........................................                 91,700             2,309,694
                                                                                                        ------------
                                                                                                          15,456,892
                                                                                                        ------------
SWEDEN 3.3%
Kingdom of Sweden,
  13.00%, 6/15/01......................................................             11,100,000  SWE        1,750,750
  10.25%, 5/05/03......................................................             23,000,000  SWE        3,490,614
  8.00%, 8/15/07.......................................................             15,400,000  SWE        2,149,850
                                                                                                        ------------
                                                                                                           7,391,214
                                                                                                        ------------
UNITED KINGDOM 4.9%
United Kingdom,
  8.00%, 12/07/00......................................................              5,550,000  GBP        9,221,487
  7.00%, 11/06/01......................................................              1,175,000  GBP        1,900,528
                                                                                                        ------------
                                                                                                          11,122,015
                                                                                                        ------------
UNITED STATES 33.4%
+Acadia Partners LP....................................................                999,667             1,121,226
General RE Corp........................................................                  1,055               204,538
+Holophane Corp........................................................                    755                17,554
+Penobscot Partners LP.................................................                    333                 5,318
+Plum Creek Timber Co. LP..............................................                    265                 8,828
Texas Utilities Holding Co.............................................                 70,000             2,441,250
U.S. Treasury Bond, 6.375%, 8/15/02....................................              8,575,000             8,633,962
U.S. Treasury Note 6.25%, 8/31/00......................................             12,920,000            12,976,538
  6.125%, 7/31/00......................................................             14,251,000            14,268,828
  6.625%, 4/30/02......................................................             22,605,000            22,958,226
  7.25%, 8/15/04.......................................................             12,584,000            13,225,004
                                                                                                        ------------
                                                                                                          75,861,272
                                                                                                        ------------
VENEZUELA 1.0%
Venezuela Front Load Interest Reduction Bond, A, 3/31/07...............              2,380,952             2,233,631
                                                                                                        ------------
TOTAL LONG TERM INVESTMENTS (COST $207,708,498)........................                                  203,161,772
                                                                                                        ============

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997 (CONT.)

                                                                               PRINCIPAL
                                                                                AMOUNT*                   VALUE
-------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS 8.1%
Deutsche Bank AG, 5.61%, 9/2/97.....................................        $    10,408,000            $ 10,408,000
Federal Home Loan Mortgage Corp., 9/22/97...........................              3,950,000               3,938,063
Federal National Mortgage Assn., 9/10/97............................              3,995,164               3,995,164
                                                                                                       ------------
TOTAL SHORT TERM OBLIGATIONS (COST $18,338,945).....................                                     18,341,227
                                                                                                       ------------
TOTAL INVESTMENTS 97.4% (COST $226,047,443).........................                                    221,502,999
OTHER ASSETS, LESS LIABILITIES 2.3%.................................                                      5,333,966
NET EQUITY IN FORWARD CONTRACTS 0.3%................................                                        665,622
                                                                                                       ------------
TOTAL NET ASSETS 100.0%.............................................                                   $227,502,587
                                                                                                       ============

CURRENCY ABBREVIATIONS:
AUD   -- Australia
CAD   -- Canada
DEM  -- Germany
DKK   -- Denmark
ESP   -- Spain
GBP   -- United Kingdom
ITL    -- Italy
SWE   -- Sweden

*Securities traded in U.S. dollars unless otherwise indicated.
+Non-income producing.

                       See notes to financial statements.

TEMPLETON GLOBAL BOND FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997

Assets:
 Investments in securities, at value (cost $226,047,443).............................  $221,502,999
 Cash................................................................................         3,600
 Receivables:
  Investment securities sold.........................................................        77,638
  Fund shares sold...................................................................     1,409,716
  Interest...........................................................................     4,483,840
 Unrealized gain on forward foreign currency contracts (Note 6)......................     1,599,361
                                                                                       ------------
     Total assets....................................................................   229,077,154
                                                                                       ------------
Liabilities:
 Payables:
  Capital shares redeemed............................................................       330,868
  Accrued expenses...................................................................       309,960
 Unrealized loss on forward foreign currency contracts (Note 6)......................       933,739
                                                                                       ------------
     Total liabilities...............................................................     1,574,567
                                                                                       ------------
      Net assets, at value...........................................................  $227,502,587
                                                                                       ============
Net assets consist of:
 Undistributed net investment income.................................................  $    742,866
 Net unrealized depreciation.........................................................    (3,930,590)
 Accumulated net realized loss.......................................................      (794,805)
 Beneficial shares...................................................................   231,485,116
                                                                                       ------------
     Net assets, at value............................................................  $227,502,587
                                                                                       ============
CLASS I:
 Net asset value per share ($198,131,330 / 20,167,728 shares outstanding)............         $9.82
                                                                                       ------------
 Maximum offering price per share ($9.82 / 95.75%)...................................        $10.26
                                                                                       ------------
CLASS II:
 Net asset value per share ($16,629,205 / 1,691,845 shares outstanding)..............         $9.83
                                                                                       ------------
 Maximum offering price per share ($9.83 / 99.00%)...................................         $9.93
                                                                                       ------------
ADVISOR CLASS:
 Net asset value and offering price per share ($12,742,052 / 1,297,699 shares
   outstanding)......................................................................         $9.82
                                                                                       ============

                       See notes to financial statements.

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1997

Investment income:
(net of $175,649 foreign taxes withheld)
 Interest................................................................   $15,194,749
 Dividends...............................................................       700,388
                                                                            -----------
     Total investment income.............................................                  $15,895,137
Expenses:
 Management fees (Note 3)................................................     1,046,390
 Administrative fees (Note 3)............................................       309,301
 Distribution Fees (Note 3)
  Class I................................................................       492,733
  Class II...............................................................        74,398
 Transfer agent fees (Note 3)............................................       288,000
 Custodian fees..........................................................        41,500
 Reports to shareholders.................................................        81,500
 Professional fees (Note 3)..............................................        33,100
 Registration and filing fees............................................        53,000
 Trustees' fees and expenses.............................................        25,818
 Other...................................................................         4,112
                                                                            -----------
     Total expenses......................................................                    2,449,852
                                                                                           -----------
      Net investment income..............................................                   13,445,285
                                                                                           -----------
Realized and unrealized gain (loss):
 Net realized gain (loss) on:
  Investments............................................................    (1,323,532)
  Foreign currency transactions..........................................     3,879,778
                                                                            -----------
 Net realized gain.......................................................                    2,556,246
 Net unrealized appreciation (depreciation) on:
  Investments............................................................    (2,930,262)
  Translation of other assets and liabilities denominated in foreign
    currencies...........................................................       568,514
                                                                            -----------
 Net unrealized depreciation.............................................                   (2,361,748)
                                                                                           -----------
Net realized and unrealized gain.........................................                      194,498
                                                                                           -----------
Net increase in net assets resulting from operations.....................                  $13,639,783
                                                                                           ===========

                       See notes to financial statements.

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1997 AND 1996

                                                                                 1997             1996
                                                                         ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income:..............................................       $ 13,445,285     $ 13,711,029
  Net realized gain (loss) from investments and foreign currency
   transactions.......................................................          2,556,246         (163,615)
  Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
   currencies.........................................................         (2,361,748)       7,528,543
                                                                         ---------------------------------
      Net increase in net assets resulting from operations............         13,639,783       21,075,957
 Distributions to shareholders from:
  Net investment income:
   Class I............................................................        (11,873,359)     (11,385,814)
   Class II...........................................................           (653,900)        (224,274)
   Advisor Class......................................................           (175,160)              --
  Tax basis return of capital:
   Class I............................................................                 --         (377,284)
   Class II...........................................................                 --           (7,432)
 Capital share transactions (Note 2)
   Class I............................................................         11,375,603      (14,645,026)
   Class II...........................................................         10,137,187        4,379,078
   Advisor Class......................................................         12,893,491               --
                                                                         ---------------------------------
      Net increase (decrease) in net assets...........................         35,343,645       (1,184,795)
Net assets:
 Beginning of year....................................................        192,158,942      193,343,737
                                                                         ---------------------------------
 End of year..........................................................       $227,502,587     $192,158,942
                                                                         =================================
Undistributed net investment income included in net assets:
 Beginning of year....................................................       $         --     $         --
                                                                         =================================
 End of year..........................................................       $    742,866     $         --
                                                                         =================================

                       See notes to financial statements.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements

1.  SUMMARY OF ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund), is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end, investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income through a flexible policy of investing in debt securities, governments and government agencies of various nations throughout the world. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

c. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from change in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (cont.)

1.  SUMMARY OF ACCOUNTING POLICIES (CONT.)
e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities are recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class I, Class II and Advisor Class shares. The shares differ by their initial sales load, distribution fees, and voting rights on matters affecting a single class and the exchange privilege of each class.

At August 31, 1997, there were an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                                YEAR ENDED AUGUST 31,
                                                            -------------------------------------------------------------
                                                                       1997                               1996
                                                            -------------------------------------------------------------
                          CLASS I                             SHARES         AMOUNT              SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold................................................  8,683,958    $ 86,215,013          3,539,465    $ 34,194,502
Shares issued on reinvestment of distributions.............    817,138       8,116,791            841,801       8,104,725
Shares redeemed............................................ (8,348,405)    (82,956,201)        (5,902,799)    (56,944,253)
                                                            -------------------------------------------------------------
Net increase (decrease)....................................  1,152,691    $ 11,375,603         (1,521,533)   $(14,645,026)
                                                            =============================================================

                                                                                YEAR ENDED AUGUST 31,
                                                            -------------------------------------------------------------
                                                                       1997                               1996
                                                            -------------------------------------------------------------
                         CLASS II                             SHARES         AMOUNT              SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold................................................  1,214,404    $ 12,072,843            584,301    $  5,648,608
Shares issued on reinvestment of distributions.............     56,414         559,590             18,544         179,041
Shares redeemed............................................   (250,933)     (2,495,246)          (150,240)     (1,448,571)
                                                            -------------------------------------------------------------
Net increase...............................................  1,019,885    $ 10,137,187            452,605    $  4,379,078
                                                            =============================================================

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (cont.)

2.  SHARES OF BENEFICIAL INTEREST (CONT.)

                                                         PERIOD ENDED AUGUST 31, 1997*
                                                         -----------------------------
                     ADVISOR CLASS                         SHARES            AMOUNT
--------------------------------------------------------------------------------------
Shares sold.............................................  1,727,048       $ 17,132,789
Shares issued on reinvestment of distributions..........      5,975             58,875
Shares redeemed.........................................   (435,324)        (4,298,173)
                                                         -----------------------------
Net increase............................................  1,297,699       $ 12,893,491
                                                         =============================

*Effective date of Advisor Class shares was January 2, 1997.

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin Templeton Distributors, Inc. (Distributors), and Franklin Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

        ANNUALIZED FEE RATE                  AVERAGE DAILY NET ASSETS
        ---------------------------------------------------------------------------
               0.50%           First $200 million
               0.45%           Over $200 million, up to and including $1.3 billion
               0.40%           Over $1.3 billion

The Fund pays FT Services its allocated share of an administrative fee based on the Trust's average daily net assets as follows:

        ANNUALIZED FEE RATE                  AVERAGE DAILY NET ASSETS
        ---------------------------------------------------------------------------
               0.15%           First $200 million
              0.135%           Next $500 million
               0.10%           Next $500 million
              0.075%           Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 0.65% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1997 unreimbursed costs were $23,198. Distributors paid net commissions on sales of the Fund's shares and received contingent deferred sales charges for the year of $2,666 and $4,182, respectively.

During the year ended August 31, 1997, legal fees of $3,442 were paid to a law firm in which an officer of the Trust is a partner.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (cont.)

4.  PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1997, aggregated $345,429,853 and $322,346,812, respectively.

5.  INCOME TAXES

At August 31, 1997, the net unrealized depreciation, based on the cost of investments for income tax purposes of $226,049,232, was as follows:

             Unrealized appreciation        $1,775,472
             Unrealized depreciation        (6,321,705)
                                            ----------
             Net unrealized depreciation    $(4,546,233)
                                            ==========

6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance sheet risks, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. At August 31, 1997, the Fund has outstanding forward exchange contracts for the sale of currencies as set out below. These contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the date of entry into the contract.

        Unrealized gain on offsetting forward exchange contracts....  $1,599,361
        Unrealized loss on offsetting forward exchange contracts....    (933,739)
                                                                      ----------
        Net unrealized gain on forward exchange contracts...........  $  665,622
                                                                      ==========

TEMPLETON GLOBAL BOND FUND
Independent Auditor's Report

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TEMPLETON GLOBAL BOND FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton Global Bond Fund, a series of Templeton Income Trust, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Global Bond Fund as of August 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGLADREY & PULLEN, LLP

New York, New York
September 26, 1997

TEMPLETON GLOBAL BOND FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $64,000 as a capital gain dividend for the fiscal year ended August 31, 1997.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 2.66% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 1997.

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PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus for the Templeton Global Bond Fund, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

406 A97 10/97
TL406 A97

                                             [GRAPHIC] Printed on recycled paper




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